Stockholders’ Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders’ Deficiency [Abstract]
STOCKHOLDERS’ DEFICIENCY

NOTE 9 — STOCKHOLDERS’ DEFICIENCY

Authorized Share Capital

The Company is authorized to issue the following share capital:

•        Unlimited common voting shares without par value (“Common Share”)

•        Unlimited Class A restricted voting shares without par value (“Restricted Share”)

•        Unlimited Class B Preferred Series A voting shares with a par value of $0.25 per share, convertible on a 1:1 basis into Common Share (“Class B Preferred Share”)

Issued Share Capital

During the six months ended June 30, 2024, the Company issued the following shares:

•        On January 19, 2024, the Company completed the fifth closing of the Q2 2023 PP by issuing 678,630 units at a price of $5.50 for total gross proceeds of $3,732,469 (“Q2 2023 PP Tranche 5”). Each unit consists of one Common Share and one warrant with each warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until January 19, 2027. In connection with the closing of Q2 2023 PP Tranche 5, the Company paid cash commissions of $391,178, incurred legal fees of $14,575, and issued 41,493 agents warrants with an estimated fair value of $582,245. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until January 19, 2027.

•        Issued 582,331 Common Shares valued at $3,202,823 in accordance with the Spartan Consulting Agreement (defined in Note 11) of which $928,874 was included in share issuance costs and $2,273,949 was included in general and administrative expenses.

•        Issued 7,700 Common Shares in connection with the cashless exercise of 3,213 Common Share options with an exercise price of CAD$5.50 per share and 7,700 Common Share options with an exercise price of $7.00 per share; 3,213 Common Shares were surrendered. As a result, the Company transferred $36,751 from additional paid-in capital to share capital.

•        Issued 1,600 Common Shares for the exercise of 1,600 warrants at a price of $10.00 per share for total proceeds of $160,000.

•        Issued 7,200 Common Shares for the exercise of 7,200 ACI Canada legacy performance options at a price of $0.25 per share for total proceeds of $1,800. As a result, the Company transferred $89,631 from additional paid-in capital to share capital.

During the year ended December 31, 2023, the Company issued the following shares:

•        Issued 949,906 private placement units at a price of CAD$6.38 for total proceeds of $4,506,055 (CAD$6,055,650) with each unit consisting of one Common Share and one warrant exercisable at a price of CAD$9.75 per warrant for a term of five years from the closing date (“Q1 2023 PP”). The Q1 2023 PP was completed through the closing of two tranches: one in February 2023 and one in March 2023. In connection with the Q1 2023 PP, the Company paid cash commissions of $172,480, incurred legal fees of $15,428, and issued 85,183 Common Shares and 12,986 agents warrants with an estimated fair value of $618,004 and $73,018, respectively. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of CAD$9.75 for a term of 5 years.

•        Issued 108,000 Common Shares for the exercise of 108,000 ACI Canada legacy performance options at a price of $0.25 per share for total proceeds of $27,000. As a result, the Company transferred $1,344,480 from additional paid-in capital to share capital.

•        On May 30, 2023, the Company announced a private placement offering to raise gross proceeds of $6,500,000 at $5.50 per unit (“Q2 2023 PP”). Each unit initially consisted of one common share and one-half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at $7.75 per share for a period of three years from the closing date. The aggregate proceeds may be increased by 30% to accommodate any overallotment. In accordance with the Q2 2023 PP, the Company has agreed to pay the finder (“Spartan”) cash commissions of 10% of the gross proceeds, issue finder’s warrants equal to 10% of the number of the warrants issued to investors, in each case excluding investors on the Company’s president’s list, and pay Spartan a non-accountable expense fee equal to 5% of the gross proceeds of the Q2 2023 PP excluding the president’s list.

•        On August 31, 2023, the Company completed an initial closing of the Q2 2023 PP by issuing 244,562 units at a price of $5.50 for total proceeds of $1,345,093 (“Q2 2023 PP Tranche 1”). Each unit consisted of one Common Share and one half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until August 31, 2026. In connection with the Q2 2023 PP Tranche 1, the Company paid cash commissions of $180,051, incurred legal fees of $28,334, and issued 10,912 agents warrants with an estimated fair value of $44,292. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until August 31, 2026.

•        On October 16, 2023, the Company completed the second closing of the Q2 2023 PP by issuing 63,873 units at a price of $5.50 for total gross proceeds of $351,303 (“Q2 2023 PP Tranche 2”). Each unit consists of one Common Share and one-half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until October 16, 2026. In connection with the closing of Q2 2023 PP Tranche 2, the Company paid cash commissions of $51,600, incurred legal fees of $5,371, and issued 3,127 agents warrants with an estimated fair value of $10,199. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until October 16, 2026.

•        On November 8, 2023, the Company completed the third closing of the Q2 2023 PP by issuing 183,636 units at a price of $5.50 for total gross proceeds of $1,009,999 (“Q2 2023 PP Tranche 3”). Each unit consists of one Common Share and one-half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until November 8, 2026. In connection with the closing of Q2 2023 PP Tranche 3, the Company paid cash commissions of $151,500, incurred legal fees of $10,501, and issued 49,182 agents warrants with an estimated fair value of $24,692. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until November 8, 2026.

On December 4, 2023, the Company amended the terms of the Q2 2023 PP. Each unit was amended to consist of one common share and one warrant. Each warrant will entitle the holder to purchase an additional common share of the Company at $7.75 per share for a period of three years from the closing date.

•        On December 22, 2023, the Company completed the fourth closing of the Q2 2023 PP by issuing 365,661 units at a price of $5.50 for total gross proceeds of $2,011,137 (“Q2 2023 PP Tranche 4”). Each unit consists of one Common Share and one warrant with each warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until December 22, 2026. In connection with the closing of Q2 2023 PP Tranche 4, the Company paid cash commissions of $238,515 and issued 28,911 agents warrants with an estimated fair value of $249,965. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until December 22, 2026.

•        All 280,000 previously outstanding Restricted Shares were converted to Common Shares on August 29, 2023, for $nil proceeds.

•        6,600 Common Shares in connection with the cashless exercise of 6,600 Common Share options with an exercise price of CAD$5.50 per share; 3,444 Common Shares were surrendered. As a result, the Company transferred $80,039 from additional paid-in capital to share capital.

Escrow Shares

As of June 30, 2024, and December 31, 2023, the Company had nil and 460,115 Common Shares and nil and 114,297 Class B Preferred Shares, respectively, held in escrow.

Warrants

During the six months ended June 30, 2024, the Company issued the following warrants:

•        678,626 warrants with an exercise price of $7.75 and expiry of January 19, 2027, in connection with the Q2 2023 PP Tranche 5.

•        41,493 warrants with an exercise price of $7.75 and an expiry of January 19, 2027, to the agents of the Company’s Q2 2023 PP Tranche 5. The warrants were valued at $582,245 using the Black Scholes option-pricing model with the following assumptions: expected life of 3 years, volatility of 101.01%, discount rate of 3.77%, and a dividend yield of $nil.

The schedule of activity for the warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price (as converted)	Remaining Contractual Term (Years)
Balance, December 31, 2022	639,249	$28.76	0.84
Issued	1,626,721	7.48	—
Expired	(516,778)	34.01	—
Balance, December 31, 2023	1,749,192	$7.66	3.43
Issued	720,119	7.75	—
Exercised	(16,000)	10.00
Balance, June 30, 2024	2,453,311	$7.61	2.50

A summary of the warrants outstanding and exercisable as of June 30, 2024, is as follows:

Warrants Outstanding	Exercise Price	Expiry Date
106,471	$10.00	August 30, 2024
133,196	$7.75	August 31, 2026
35,064	$7.75	October 16, 2026
101,000	$7.75	November 8, 2026
394,570	$7.75	December 22, 2026
720,119	$7.75	January 19, 2027
585,609	$7.23	February 16, 2028
86,200	$7.12 (CAD$9.75)	February 16, 2028
28,795	$7.12 (CAD$9.75)	March 15, 2028
262,286	$7.08	March 15, 2028
2,453,311

Warrant Liability

a)      Prior to August 31, 2023, the Company’s functional currency was the CAD, as such, the Company recorded a warrant liability on the warrants outstanding with USD exercise prices. This derivative liability was being revalued at each reporting period.

The Company revalued its derivative liability upon the change in functional currency, which resulted in a loss on revaluation of $145,980 for the year ended December 31, 2023.

Due to the change in functional currency on August 31, 2023, the derivative liability was measured at fair value using the Black-Scholes Option Pricing Model with a valuation date of August 31, 2023. The derivative liability of the Company on that date was $351,969, which upon reclassification, was charged to equity as an increase in reserves of $351,969.

Balance as of December 31, 2022	$205,989
Revaluation of derivative liability	145,980
Reclassification of derivative liability per change in functional currency	(351,969)
Balance as of December 31, 2023	$—

A summary of the warrants with USD exercise prices outstanding and exercisable as of August 31, 2023, upon the change in functional currency was as follows:

Warrants Outstanding	Exercise Price	Expiry Date
122,471	$10.00	August 30, 2024
122,281	$7.75	August 31, 2026
244,752

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations for the warrants priced in USD as of August 31, 2023:

August 31, 2023
Risk-free interest rate	5.14%
Dividend yield	—
Expected life (in years)	1.00
Volatility	131%
Weighted average fair value per warrant	$0.16

b)      On August 31, 2023, the Company’s functional currency changed to the USD from the CAD; as such, the Company recorded a derivative liability on the warrants outstanding with previously issued CAD exercises prices. This derivative liability is being revalued at each reporting period.

As of August 31, 2023, the Company charged $4,541,545 to equity to reclassify the derivative liability for warrants with exercise prices denominated in CAD using the Black-Scholes Option Pricing Model. The initial reclassification resulted in a decrease in share capital $4,541,545. In December 2023, 11,777,336 warrants were re-priced from CAD to USD denominated exercise price which resulted in $4,025,102 of the derivative liability being reclassified to equity. During the six months ended June 30, 2024, 9,420,050 warrants were re-priced from CAD to USD denominated exercise price which resulted in $3,942,575 of the derivative liability being reclassified to equity. As of June 30, 2024, the Company revalued the derivative liability to $946,105 (December 31, 2023 –  $4,455,747) and recorded a loss on revaluation of $432,933 for the six months ended June 30, 2024 (six months ended June 30, 2023 – $nil).

Balance as of December 31, 2022	$—
Reclassification of derivative liability per change in functional currency	4,541,545
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Balance as of December 31, 2023	$4,455,747
Revaluation of derivative liability	432,933
Reclassification of derivative liability per change in exercise price	(3,942,575)
Balance as of June 30, 2024	$946,105

A summary of warrants not issued for services with CAD exercise prices outstanding and exercisable as of June 30, 2024, is as follows:

Warrants Outstanding	Exercise Price	Expiry Date
86,020	7.12 (CAD$9.75)	February 16, 2028
15,810	7.12 (CAD$9.75)	March 15, 2028
102,010

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations following the change in functional currency to USD as of June 30, 2024, and December 31, 2023:

	June 30, 2024	December 31, 2023
Risk-free interest rate	3.53%	3.38%
Dividend yield	—	—
Expected life (in years)	3.64	4.15
Volatility	86%	87%
Weighted average fair value per warrant	$0.37	$0.37

Share Options

Common Share Options

The Company’s 2023 Share Option Plan (the “2023 Option Plan”) for its officers, directors, employees and consultants was approved by stockholders on June 27, 2023. Pursuant to the 2023 Option Plan, the Company may grant non-transferable share options totaling in aggregate up to 20% of the Company’s issued and outstanding Common Shares and Restricted Shares, exercisable for a period of up to ten years from the date of grant, and at an exercise price that will not be lower than the greater of the last closing price for the Common Shares as quoted on the CSE: (i) on the trading day prior to the date of grant; and (ii) the date of grant. All options granted pursuant to the 2023 Option Plan will be subject to such vesting requirements as may be imposed by the Board. In the event of a Change of Control, as defined in the 2023 Option Plan, all unvested options will vest immediately.

The 2022 Option Plan was previously adopted by the board and approved by stockholders on July 19, 2022, pursuant to which incentive share options were granted to certain directors, officers, employees and consultants (the “2022 Option Plan”). Under the 2022 Option Plan, the Company could grant non-transferable share options totaling in aggregate up to 10% of the Company’s issued and outstanding Common Shares, exercisable for a period of up to ten years from the date of grant, and at an exercise price which is not less than that permitted by the TSX-V. In connection with listing of the Common Shares on the CSE, the Company adopted the 2023 Option Plan and determined that the 2022 Option

Plan be closed to new grants. The options outstanding under the 2022 Option Plan, issued prior to the adoption of the 2023 Option Plan (“2022 Options”) are not included in the maximum number of share options available for grant pursuant to the 2023 Option Plan and are not subject to the terms of the 2023 Option Plan; as such, the 2022 Options will continue to be governed by the 2022 Option Plan.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the Common Share options issued:

	June 30, 2024	December 31, 2023
Risk-free interest rate	—	3.12%
Expected life (in years)	—	10
Volatility	—	103%
Weighted average fair value per option	—	$0.13

The following table summarizes the total amount of share-based compensation expense related to service conditions for Common Share options during the three and six months ended June 30, 2024, and 2023:

	For the three months ended		For the six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Research and development	$65,694	$177,735	$153,541	$248,743
General and administrative	193,629	601,314	453,867	769,369
Total share-based compensation	$259,323	$779,049	$607,408	$1,018,112

As of June 30, 2024, there was an unrecognized share-based compensation expense relating to service conditions for common share options of $581,391.

Common share option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2022	220,243	18.12	8.47	—
Granted	647,600	4.16	—
Expired	(30,911)	25.34	—
Exercised(2)	(10,045)	4.16	—
Balance, December 31, 2023	826,887	$4.44	9.07	$6,647,828
Exercised(3)	(10,913)	4.79	—
Balance, June 30, 2024	815,974	$4.28	8.58	$6,939,454
Options exercisable, June 30, 2024	464,509	$4.44	8.35	$3,874,544

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on the reporting date.

(2)      In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.

(3)      In accordance with the Company’s 2023 Option Plan, option holders exercised 10,913 Common Share options on a cashless basis (net exercise) for the issuance of 7,700 Common Shares.

A summary of the Common Share options outstanding at June 30, 2024, is as follows:

Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
1,566	1,566	$10.00	June 1, 2029
1,566	1,566	$10.00	July 22, 2030
104,000	98,221	$5.11 (CAD$7.00)	August 3, 2031
37,600	37,600	$5.11 (CAD$7.00)	December 20, 2031
8,600	6,091	$5.11 (CAD$7.00)	February 14, 2032
10,300	5,050	$5.11 (CAD$7.00)	April 11, 2032
18,000	16,524	$5.11 (CAD$7.00)	May 31, 2032
634,342	297,891	$4.02 (CAD$5.50)	June 8, 2033
815,974	464,509

ACI Canada Legacy Performance Options

The Company retained ACI Canada’s share option plan whereby ACI Canada could grant share options to directors, officers, employees and consultants enabling them to acquire common shares. Options granted had a maximum term of ten years and the board of directors determined the vesting requirements. From time to time, the Company granted performance-based share options to management and consultants. These options vest based on the Company’s achievement of certain performance goals and operational metrics, as applicable, subject to continuous employment by each recipient.

The following table summarizes the total amount of share-based compensation expense related to performance conditions for ACI Canada legacy performance options during the three and six months ended June 30, 2024, and 2023:

	For the three months ended		For the six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Research and development	$116,004	$—	$116,004	$—
General and administrative	—	184,244	—	184,244
Total share-based compensation	$116,004	$184,244	$116,004	$184,244

As of June 30, 2024, and December 31, 2023, there was no unrecognized share-based compensation expense relating to service condition awards.

The following table summarizes ACI Canada legacy performance option activity for the Company:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2022	380,842	0.23	5.91	2,073,837
Exercised	(108,000)	0.25	—
Balance, December 31, 2023	272,842	$0.22	4.51	$3,228,973
Exercised	(7,200)	0.22	—
Balance, June 30, 2024	265,642	0.22	3.98	3,338,055
Options exercisable, June 30, 2024	258,160	$0.22	3.96	$3,244,265

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s shares on the reporting date

A summary of the ACI Canada legacy performance options outstanding at June 30, 2024, is as follows:

Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
36,000	36,000	$0.025	February 1, 2026
27,642	27,642	$0.25	December 31, 2027
122,000	120,956	$0.25	September 1, 2028
80,000	73,562	$0.25	June 1, 2029
265,642	258,160

NOTE 9 — STOCKHOLDERS’ EQUITY (DEFICIENCY)

Authorized Share Capital

The Company is authorized to issue the following share capital:

•        Unlimited common voting shares without par value (“Common Shares”)

•        Unlimited Class A restricted voting shares without par value (“Restricted Shares”)

•        Unlimited Class B Preferred Series A voting shares without par value, convertible on a 1:1 basis into Common Share (“Class B Preferred Share”)

Issued Share Capital

During the year ended December 31, 2023, the Company issued the following shares:

•        Issued 949,906 private placement units at a price of CAD$6.38 for total proceeds of $4,506,055 (CAD$6,055,650) with each unit consisting of one Common Share and one warrant exercisable at a price of CAD$9.75 per warrant for a term of five years from the closing date (“Q1 2023 PP”). The Q1 2023 PP was completed through the closing of two tranches: one in February 2023 and one in March 2023. In connection with the Q1 2023 PP, the Company paid cash commissions of $172,480, incurred legal fees of $15,428, and issued 85,183 Common Shares and 12,986 agents warrants with an estimated fair value of $618,004 and $73,018, respectively. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of CAD$9.75 for a term of 5 years.

•        Issued 108,000 Common Shares for the exercise of 108,000 ACI Canada legacy performance options at a price of $0.25 per share for total proceeds of $27,000. As a result, the Company transferred $1,344,480 from additional paid-in capital to share capital.

•        On May 30, 2023, the Company announced a private placement offering to raise gross proceeds of $6,500,000 at $5.50 per unit (“Q2 2023 PP”). Each unit initially consisted of one common share and one-half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at $7.75 per share for a period of three years from the closing date. The aggregate proceeds may be increased by 30% to accommodate any overallotment. In accordance with the Q2 2023 PP, the Company has agreed to pay the finder (“Spartan”) cash commissions of 10% of the gross proceeds, issue finder’s warrants equal to 10% of the number of the warrants issued to investors, in each case excluding investors on the Company’s president’s list, and pay Spartan a non-accountable expense fee equal to 5% of the gross proceeds of the Q2 2023 PP excluding the president’s list. The Q2 2023 PP capital raising activities were completed subsequent to December 31, 2023 (see Note 17(a)).

•        On August 31, 2023, the Company completed an initial closing of the Q2 2023 PP by issuing 244,562 units at a price of $5.50 for total proceeds of $1,345,093 (“Q2 2023 PP Tranche 1”). Each unit consisted of one Common Share and one half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until August 31, 2026. In connection with the Q2 2023 PP Tranche 1, the Company paid cash commissions of $180,051, incurred legal fees of $28,334, and issued 10,912 agents warrants with an estimated fair value of $44,292. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until August 31, 2026.

•        On October 16, 2023, the Company completed the second closing of the Q2 2023 PP by issuing 63,873 units at a price of $5.50 for total gross proceeds of $351,303 (“Q2 2023 PP Tranche 2”). Each unit consists of one Common Share and one-half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until October 16, 2026. In connection with the closing of Q2 2023 PP Tranche 2, the Company paid cash commissions of $51,600, incurred legal fees of $5,371, and issued 3,127 agents warrants with an estimated fair value of $10,199. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until October 16, 2026.

•        On November 8, 2023, the Company completed the third closing of the Q2 2023 PP by issuing 183,636 units at a price of $5.50 for total gross proceeds of $1,009,999 (“Q2 2023 PP Tranche 3”). Each unit consists of one Common Share and one-half of a warrant with each whole warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until November 8, 2026. In connection with the closing of Q2 2023 PP Tranche 3, the Company paid cash commissions of $151,500, incurred legal fees of $10,501, and issued 9,182 agents warrants with an estimated fair value of $24,692. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until November 8, 2026. The Company also paid a consulting fee of US$160,000 pursuant to the Spartan Consulting Agreement.

•        On December 4, 2023, the Company amended the terms of the Q2 2023 PP. Each unit was amended to consist of one common share and one warrant. Each warrant will entitle the holder to purchase an additional common share of the Company at $7.75 per share for a period of three years from the closing date.

•        On December 22, 2023, the Company completed the fourth closing of the Q2 2023 PP by issuing 365,661 units at a price of $5.50 for total gross proceeds of $2,011,137 (“Q2 2023 PP Tranche 4”). Each unit consists of one Common Share and one warrant with each warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.50 per share until December 22, 2026. In connection with the closing of Q2 2023 PP Tranche 4, the Company paid cash commissions of $238,515 and issued 28,911 agents warrants with an estimated fair value of $249,965. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until December 22, 2026.

•        All 280,000 previously outstanding Restricted Shares were converted to Common Shares on August 29, 2023, for $nil proceeds.

•        6,600 Common Shares in connection with the cashless exercise of 10,045 Common Share options with an exercise price of CAD$5.50 per share; 3,444 Common Shares were surrendered. As a result, the Company transferred $80,039 from additional paid-in capital to share capital.

During the year ended December 31, 2022, the Company issued the following shares:

•        14,000 Common Shares for the exercise of 14,000 ACI Canada legacy performance options at a price of $0.25 per share for total proceeds of $3,500. As a result, the Company transferred $174,285 from additional paid-in capital to common shares.

•        2,660 Common shares for the exercise of 2,660 Common Share options at a price of CAD$17.85 per share for total proceeds of $37,285 (CAD$47,495). As a result, the Company transferred $32,097 from additional paid-in capital to common shares.

Escrow Shares

As of December 31, 2023 and 2022, the Company had 460,115 and 790,174 Common Shares, nil and 124,661 Restricted Shares, and 114,297 and 203,995 Class B Preferred Shares, respectively, held in escrow.

Warrants

During the year ended December 31, 2023, the Company issued the following warrants:

•        671,809 warrants with an exercise price of CAD$9.75 and expiry of February 16, 2028, in connection with the first tranche of the Q1 2023 PP.

•        278,096 warrants with an exercise price of CAD$9.75 and expiry of March 15, 2028, in connection with the second tranche of the Q1 2023 PP.

•        12,986 warrants with an exercise price of CAD$9.75 and an expiry of March 15, 2028, to the agents of the Company’s Q1 2023 PP. The warrants were valued at $73,018 using the Black Scholes option-pricing model with the following assumptions: expected life of 5 years, volatility of 108.71%, discount rate of 3.05%, and a dividend yield of $0.

•        122,284 warrants with an exercise price of $7.75 and an expiry of August 31, 2026, in connection with the Company’s Q2 2023 PP Tranche 1.

•        10,912 warrants with an exercise price of $7.75 and an expiry of August 31, 2026, to the agents of the Company’s Q2 2023 PP Tranche 1. The warrants were valued at $44,292 using the Black Scholes option-pricing model with the following assumptions: expected life of 3 years, volatility of 91.24%, discount rate of 4.40%, and a dividend yield of $0.

•        31,937 warrants with an exercise price of $7.75 and an expiry of October 16, 2026, in connection with the Company’s Q2 2023 PP Tranche 2.

•        3,127 warrants with an exercise price of $7.75 and an expiry of October 16, 2026, to the agents of the Company’s Q2 2023 PP Tranche 2. The warrants were valued at $10,199 using the Black Scholes option-pricing model with the following assumptions: expected life of 3 years, volatility of 90.98%, discount rate of 4.60%, and a dividend yield of $nil.

•        91,818 warrants with an exercise price of $7.75 and an expiry of November 8, 2026, in connection with the Company’s Q2 2023 PP Tranche 3.

•        9,182 warrants with an exercise price of $7.75 and an expiry of November 8, 2026, to the agents of the Company’s Q2 2023 PP Tranche 3. The warrants were valued at $24,692 using the Black Scholes option-pricing model with the following assumptions: expected life of 3 years, volatility of 91.31%, discount rate of 4.00%, and a dividend yield of $nil.

•        365,659 warrants with an exercise price of $7.75 and an expiry of December 22, 2026, in connection with the Company’s Q2 2023 PP Tranche 4.

•        28,911 warrants with an exercise price of $7.75 and an expiry of December 22, 2026, to the agents of the Company’s Q2 2023 PP Tranche 4. The warrants were valued at $249,965 using the Black Scholes option-pricing model with the following assumptions: expected life of 3 years, volatility of 91.75%, discount rate of 3.70%, and a dividend yield of $nil.

During the year ending December 31, 2023, 131,078 warrants with an aggregate fair value of $1,394,858 expired resulting in $1,394,858 being reallocated from reserves to Common Shares.

In December 2023, 452,711 warrants originally issued on February 16, 2023, had their exercise price modified from CAD$9.75 to $7.23 and 18,383 warrants originally issued on March 15, 2023, had their exercise price modified from CAD$9.75 to $7.08, no change was made to any expiry dates (See Note 9(b)).

The schedule of activity for the warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price (as converted)	Remaining Contractual Term (Years)
Balance, December 31, 2021	639,249	$28.75	1.84
Balance, December 31, 2022	639,249	28.75	0.84
Issued	1,626,721	7.48	—
Expired	(516,778)	34.01	—
Balance, December 31, 2023	1,749 192	$7.66	3.43

A summary of the warrants outstanding and exercisable as of December 31, 2023, is as follows:

Warrants Outstanding	Exercise Price	Expiry Date
122,472	$10.00	August 30, 2024
133,196	$7.75	August 31, 2026
35,064	$7.75	October 16, 2026
101,000	$7.75	November 8, 2026
394,570	$7.75	December 22, 2026
452,711	$7.23	February 16, 2028
219,098	$7.25 (CAD$9.75)	February 16, 2028
272,699	$7.25 (CAD$9.75)	March 15, 2028
18,383	$7.08	March 15, 2028
1,749,193

Warrant Liability

a)      Prior to August 31, 2023, the Company’s functional currency was the CAD, as such, the Company recorded a warrant liability on the warrants outstanding with USD exercise prices. This derivative liability was being revalued at each reporting period.

The Company revalued its derivative liability upon the change in functional currency, which resulted in a loss on revaluation of $145,980 and a gain of $1,658,486 for the years ended December 31, 2023, and 2022, respectively.

Due to the change in functional currency on August 31, 2023, the derivative liability was measured at fair value using the Black-Scholes Option Pricing Model with a valuation date of August 31, 2023. The derivative liability of the Company on that date was $351,969, which upon reclassification, was charged to equity as an increase in reserves of $351,969.

Balance as of December 31, 2021	$2,048,127
Revaluation of derivative liability	(1,842,138)
Balance as of December 31, 2022	205,989
Revaluation of derivative liability	145,980
Reclassification of derivative liability per change in functional currency	(351,969)
Balance as of December 31, 2023	$—

A summary of the warrants with USD exercise prices outstanding and exercisable as of August 31, 2023, upon the change in functional currency was as follows:

Warrants Outstanding	Exercise Price	Expiry Date
122,471	$10.00	August 30, 2024
122,281	$7.75	August 31, 2026
244,752

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations for the warrants priced in USD as of August 31, 2023, and December 31, 2022:

	August 31, 2023	December 31, 2022
Risk-free interest rate	5.14%	4.03%
Dividend yield	—	—
Expected life (in years)	1.00	1.65
Volatility	131%	93%
Weighted average fair value per warrant	$0.16	$0.07

b)      On August 31, 2023, the Company’s functional currency changed to the USD from the CAD; as such, the Company recorded a derivative liability on the warrants outstanding with previously issued CAD exercises prices. This derivative liability is being revalued at each reporting period.

As at August 31, 2023, the Company charged $4,541,545 to equity to reclassify the derivative liability for warrants with exercise prices denominated in CAD using the Black-Scholes Option Pricing Model. The initial reclassification resulted in a decrease in share capital $4,541,545. In December 2023, 11,777,336 warrants were re-priced from CAD to USD denominated exercise price which resulted in $4,025,102 of the derivative liability being reclassified to equity. As of December 31, 2023, the Company revalued the derivative liability to $4,455,747 and recorded a loss on revaluation of $3,939,304.

Balance as of December 31, 2021 and 2022	$—
Reclassification of derivative liability per change in functional currency	4,541,545
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Balance as of December 31, 2023	$4,455,747

A summary of warrants not issued for services with CAD exercise prices outstanding and exercisable as of December 31, 2023, is as follows:

Warrants Outstanding	Exercise Price	Expiry Date
219,098	$7.25 (CAD$9.75)	February 16, 2028
259,713	$7.25 (CAD$9.75)	March 15, 2028
478,811

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the initial valuation and re-valuations following the change in functional currency to USD, as at and December 31, 2023 and August 31, 2023:

	December 31, 2023	August 31, 2023
Risk-free interest rate	3.38%	6.31%
Dividend yield	—	—
Expected life (in years)	4.15	3.22
Volatility	87%	110%
Weighted average fair value per warrant	$0.37	$0.14

Share Options

Common Share Options

The Company’s 2023 Share Option Plan (the “2023 Option Plan”) for its officers, directors, employees and consultants was approved by stockholders on June 27, 2023. Pursuant to the 2023 Option Plan, the Company may grant non-transferable share options totaling in aggregate up to 20% of the Company’s issued and outstanding Common Shares and Restricted Shares, exercisable for a period of up to ten years from the date of grant, and at an exercise price that will not be lower than the greater of the last closing price for the Common Shares as quoted on the CSE: (i) on the trading day prior to the date of grant; and (ii) the date of grant. All options granted pursuant to the 2023 Option Plan will be subject to such vesting requirements as may be imposed by the Board. In the event of a Change of Control, as defined in the 2023 Option Plan, all unvested options will vest immediately.

The 2022 Option Plan was previously adopted by the board and approved by stockholders on July 19, 2022, pursuant to which incentive share options were granted to certain directors, officers, employees and consultants (the “2022 Option Plan”).

Under the 2022 Option Plan, the Company could grant non-transferable share options totaling in aggregate up to 10% of the Company’s issued and outstanding Common Shares, exercisable for a period of up to ten years from the date of grant, and at an exercise price which is not less than that permitted by the TSX-V. In connection with listing of the Common Shares on the CSE, the Company adopted the 2023 Option Plan and determined that the 2022 Option Plan be closed to new grants. The options outstanding under the 2022 Option Plan, issued prior to the adoption of the 2023 Option Plan (“2022 Options”) are not included in the maximum number of share options available for grant pursuant to the 2023 Option Plan and are not subject to the terms of the 2023 Option Plan; as such, the 2022 Options will continue to be governed by the 2022 Option Plan.

For accounting purposes, the cancellation and subsequent reissuance of these share options was treated as a modification. The incremental fair value is the difference between the fair value of the modified share-based payment and that of the original share-based payment both measured at the date of the modification.

The incremental fair value of $98,017 resulting from the share option modifications is being recognized over the new vesting terms and the balance of the original grant-date fair value is being recognized over the remaining original vesting period.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the Common Share options issued:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.12%	2.62%
Expected life (in years)	10	10
Volatility	103%	84%
Weighted average fair value per option	$0.13	$0.56

The following table summarizes the total amount of share-based compensation expense related to service conditions for Common Share options during the years ended December 31, 2023 and 2022:

	For the Years Ended
	December 31, 2023	December 31, 2022
Research and development	$540,076	$519,140
General and administrative	1,645,265	1,148,580
Total share-based compensation	$2,185,341	$1,667,720

As of December 31, 2023, there was an unrecognized share-based compensation expense relating to service conditions for common share options of $1,188,800.

Common share option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2021	211,903	$20.86	9.22	$1,774,312
Granted	46,800	15.36	—
Expired	(35,800)	24.29	—
Exercised	(2,660)	13.18	—
Balance, December 31, 2022	220,243	18.12	8.47	—
Granted	647,600	4.16	—
Expired	(30,911)	25.34	—
Exercised(2)	(10,045)	4.16	—
Balance, December 31, 2023	826,887	$4.44	9.07	$6,647,836
Options exercisable, December 31, 2023	322,026	$4.65	9.07	$2,519,350

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023, and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023 and 2022.

(2)      In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.

ACI Canada Legacy Performance Options

The Company retained ACI Canada’s share option plan whereby ACI Canada could grant share options to directors, officers, employees and consultants enabling them to acquire common shares. Options granted had a maximum term of ten years and the board of directors determined the vesting requirements. From time to time, the Company granted performance-based share options to management and consultants. These options vest based on the Company’s achievement of certain performance goals and operational metrics, as applicable, subject to continuous employment by each recipient.

The following table summarizes total amount of share-based compensation expense related to performance conditions for the ACI Canada legacy performance options during the years ended December 31, 2023 and 2022:

	For the Years Ended
	December 31, 2023	December 31, 2022
Research and development	$184,244	$109,551
General and administrative	—	—
Total share-based compensation	$184,244	$109,551

As of December 31, 2023 and 2022, there was no unrecognized share-based compensation expense relating to service condition awards.

The following table summarizes ACI Canada legacy performance option activity for the Company:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2021		$0.23	6.68	$2,073,837
Cancelled	(2,800)	0.25	—
Exercised	(14,000)	0.25	—	—
Balance, December 31, 2022	380,842	0.23	5.91	1,986,561
Exercised	(108,000)	0.25	—
Balance, December 31, 2023	272 ,842	$0.22	4.51	$3,228,973
Options exercisable, December 31, 2023	256,042	$0.22	4.47	$3,030,650

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023 and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023, and 2022.